Pledged assets and collateral	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Pledged assets and collateral
8. Pledged assets and collateral
The following amounts, by balance sheet classification, have been pledged as collateral for
borrowings and for other purposes at March 31, 2022 and 2023:

	2022	2023

	(in billions of yen)
Interest-bearing deposits in other banks	75	92
Trading account assets	5,426	7,830
Investments	8,091	12,452
Loans	9,056	8,715
Other assets	3,023	2,059

Total	25,671	31,148

The associated liabilities collateralized by the above assets at March 31, 2022 and 2023 are summarized below:

	2022	2023

	(in billions of yen)
Deposits	910	988
Payables under repurchase agreements	5,864	10,542
Payables under securities lending transactions	645	721
Other short-term borrowings	5,113	1,003
Long-term debt	542	2,173

Total	13,074	15,427

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. These amounts are deemed to be restricted cash. At March 31, 2022 and 2023, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥48,897 billion and ¥64,993 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,678 billion and ¥1,701 billion at March 31, 2022 and 2023, respectively.
At March 31, 2022 and 2023, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥16,632 billion and ¥15,529 billion, respectively, of which ¥14,865 billion and ¥13,379 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales. This collateral received isn’t recognized on balance sheet.